CECL - Financial instruments measured at amortized cost and credit losses (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Cash and due from banks, Amortized cost basis	SFr 159,307		SFr 164,510
Cash and due from banks, Allowance for credit losses	0		0
Cash and due from banks, Net carrying value	159,307		164,510
Interest-bearing deposits with banks, Amortized cost basis	856		1,323
Interest-bearing deposits with banks, Allowance for credit losses	(5)		0
Interest-bearing deposits with banks, Net carrying value	851		1,323
Securities purchased under resale agreements and securities borrowing transactions, Amortized cost basis	21,764		35,283
Securities purchased under resale agreements and securities borrowing transactions, Allowance for credit losses	(0)		(0)
Securities purchased under resale agreements and securities borrowing transactions, Net carrying value	21,764		35,283
Loans, Amortized cost basis	277,834		282,740
Allowance for credit losses	(1,360)	SFr (1,330)	(1,297)	SFr (1,412)	SFr (1,527)	SFr (1,536)
Loans, Net carrying value	276,474		281,443
Brokerage receivables, Amortized cost basis	19,275		20,873
Brokerage receivables, Allowance for credit losses	(4,215)	(4,069)	(4,186)
Brokerage receivables, Net carrying value	15,060		16,687
Other assets, Amortized cost basis	16,375		14,175
Other assets, Allowance for credit losses	(31)	SFr (30)	(30)
Other assets, Net carrying value	16,344		14,145
Total, Amortized cost basis	495,411		518,904
Total, Allowance for credit losses	(5,611)		(5,513)
Total, Net carrying value	489,800		513,391
Bank
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Cash and due from banks, Amortized cost basis	158,535		163,718
Cash and due from banks, Allowance for credit losses	0		0
Cash and due from banks, Net carrying value	158,535		163,718
Interest-bearing deposits with banks, Amortized cost basis	785		1,256
Interest-bearing deposits with banks, Allowance for credit losses	(5)		0
Interest-bearing deposits with banks, Net carrying value	780		1,256
Securities purchased under resale agreements and securities borrowing transactions, Amortized cost basis	21,764		35,283
Securities purchased under resale agreements and securities borrowing transactions, Allowance for credit losses	(0)		(0)
Securities purchased under resale agreements and securities borrowing transactions, Net carrying value	21,764		35,283
Loans, Amortized cost basis	286,265		291,411
Allowance for credit losses	(1,359)		(1,296)	SFr (1,411)		SFr (1,535)
Loans, Net carrying value	284,906		290,115
Brokerage receivables, Amortized cost basis	19,277		20,875
Brokerage receivables, Allowance for credit losses	(4,215)		(4,186)
Brokerage receivables, Net carrying value	15,062		16,689
Other assets, Amortized cost basis	16,462		14,226
Other assets, Allowance for credit losses	(29)		(28)
Other assets, Net carrying value	16,433		14,198
Total, Amortized cost basis	503,088		526,769
Total, Allowance for credit losses	(5,608)		(5,510)
Total, Net carrying value	SFr 497,480		SFr 521,259